Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables:
Allowance for doubtful accounts	$ 12	$ 14
Property, plant, and equipment:
Accumulated depreciation	329	324
PP&E owned by a VIE, net	34	36
Accumulated amortization	$ 122	$ 100
KBR shareholders’ equity:
Preferred stock, par value (usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (shares)	50,000,000	50,000,000
Preferred stock, shares issued (shares)	0	0
Preferred stock, shares outstanding (shares)	0	0
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (shares)	300,000,000	300,000,000
Common stock, shares issued (shares)	176,638,882	175,913,310
Common stock, shares outstanding (shares)	140,166,589	142,803,782
Treasury stock (shares)	36,472,293	33,109,528